UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended December 31, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Egerton Capital Limited Partnership

Address:  2 George Yard
          Lombard Street
          London, England EC3V 1DH

13F File Number: 28-04857

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   John Armitage
Title:  Managing Director, Egerton Capital Limited (General Partner)
Phone:  (011) 0044 020 741 0790


Signature, Place and Date of Signing:

/s/ John Armitage                London, England             February 14, 2003
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  4

Form 13F Information Table Value Total: $ 182,614
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number                 Name

           28-
----          -------------------               ------------------------------

[Repeat as necessary.]

                        FORM 13F INFORMATION TABLE




Name of Issuer              Title of         CUSIP           Value $'000  Price    Shares      Put/Call    Investment    Voting
                            Class                                                              Option      Discretion    Authority


Everest Re Group Ltd        Common Stock     BMG3223R1088        82,686           1,495,217                Sole          Shared

PartnerRe Ltd               Common Stock     BMG6852T1053        74,804           1,443,538                Sole          Shared

Motorola Inc                Common Stock     2606600             12,577           1,454,000                Sole          Shared

Texas Instruments Inc       Common Stock     2885409             12,547             835,913                Sole          Shared




Total                                                           182,614








01373.0001 #383377